Leases - Additional Information (Detail) - CNY (¥) ¥ in Thousands		1 Months Ended	12 Months Ended
	Jun. 30, 2022	Jul. 31, 2022	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Jan. 31, 2024	Jul. 01, 2022
Gain on Lease Amount
Operating lease payments			¥ 757,331	¥ 456,697	¥ 268,290
Lessor, operating lease, term of contract			15 years
Factory [Member]
Gain on Lease Amount
Lessor, operating lease, term of contract					15 years	15 years
Lessor, operating lease, assumptions and judgments, value of underlying asset, amount					¥ 194,284	¥ 36,743
Net investment in finance lease			¥ 206,598	215,823	216,218	¥ 4,477
Sales-type Lease, gain				¥ 135	¥ 2,116
Guangzhou GET New Energy [Member]
Gain on Lease Amount
Operating lease payments	¥ 60,443	¥ 57,900
Property, plant and equipment, gross			1,300,000				¥ 1,001,820
Land right of use asset							¥ 389,508
Guangzhou GET New Energy [Member] | Subsequent Paid [Member]
Gain on Lease Amount
Property, plant and equipment, gross			¥ 30,670